Interests in associates and joint ventures - Associates and Joint Ventures Commentary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Interests in associates and joint ventures	$ 29,446,000,000	$ 29,609,000,000
Bank of Communications Co., Limited
Disclosure of associates [line items]
Investment's fair value below carrying amount, period	10 years
Impairment loss	$ 0
Decrease in difference between VIU and carrying value	$ 500,000,000